COMMITMENTS AND CONTINGECIES (Narrative) (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012 years	Dec. 31, 2011 years
Commitments And Contingecies 1	$ 29,986
Commitments And Contingecies 2	5
Commitments And Contingecies 3	2,217,190
Commitments And Contingecies 1		29,986
Commitments And Contingecies 2		5
Commitments And Contingecies 3		$ 2,165,842